Property, Plant and Equipment	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment consist of the following components:

	31 March
(Millions of US dollars)	2024	2023
Land	$99.0	$79.8
Buildings	577.4	568.1
Machinery and equipment	2,149.9	2,044.2
Construction in progress	675.3	502.6
Property, plant and equipment, at cost	3,501.6	3,194.7
Less accumulated depreciation	(1,463.8)	(1,355.1)
Property, plant and equipment, net	$2,037.8	$1,839.6
Depreciation expense for the fiscal years ended 31 March 2024, 2023 and 2022 was US$178.7 million, US$166.8 million and US$155.6 million, respectively.
Asset Impairment - greenfield site
For the fiscal year ended 31 March 2024, the Company recorded an impairment charge in general corporate costs of US$20.1 million based on the strategic decision to cancel the Truganina greenfield site. In accordance with the applicable accounting guidance, the impairment charge resulted from the difference between the carrying value of the land, including costs incurred to date and its estimated fair value of US$52.6 million. The estimated fair value was derived primarily from market comparables using a third-party appraisal and are considered Level 3 inputs under ASC 820.